Income Tax - Schedule of Components of Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current								$ (263)	$ 26,889	$ 3,396
Deferred								(1,389)	422	6,226
State:
Current								4
Deferred								(845)
Federal and State, Total								(2,230)	27,311	9,622
Change in valuation allowance								2,230	(422)	(6,226)
Income tax provision	$ 7	$ 89		$ 7		$ 7	$ 89	$ (263)	$ 26,889	$ 3,396